Commitments and Contingencies - Letters of Credit (Details) - USD ($) $ in Millions	1 Months Ended
	Feb. 28, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 31, 2016
Interest-bearing Deposits
Loss Contingencies [Line Items]
Restricted cash		$ 2.0	$ 2.0
Financial Standby Letter of Credit
Loss Contingencies [Line Items]
Letters of credit outstanding				$ 1.9
Required cash deposit with financial institution				$ 1.9
Financial Standby Letter of Credit | Forecast
Loss Contingencies [Line Items]
Required cash deposit with financial institution after February 2018	$ 1.0